BLACKROCK FUNDS II
LifePath® Active 2015 Portfolio
LifePath® Active 2020 Portfolio
LifePath® Active 2025 Portfolio
LifePath® Active 2030 Portfolio
LifePath® Active 2035 Portfolio
LifePath® Active 2040 Portfolio
LifePath® Active 2045 Portfolio
LifePath® Active 2050 Portfolio
LifePath® Active 2055 Portfolio

(each, a "Fund" and collectively, the "Funds")

Supplement dated October 29, 2013
to the Prospectus dated February 28, 2013

The Board of Trustees of BlackRock Funds II approved a change to each Fund's investment objective to become effective December 3, 2013. Each Fund currently has an investment objective "to seek a balance between long-term capital appreciation and high current income consistent with its current asset allocation." Effective December 3, 2013, each Fund will change its investment objective to be "to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time."

Effective December 3, 2013, the following changes are made to the Funds' Prospectus:

The section of the Prospectus entitled "Fund Overview — Investment Objective" with respect to each Fund is deleted in its entirety and replaced with the following:

The investment objective of the Fund is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, the Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.